Sale Leaseback (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of minimum payments for the remaining lease
Total lease payment	$604,608
Less: imputed interest and principal	(13,743)
Total loan balance as of December 31, 2017 from lease transaction	590,865
Less: current portion of payment obligation	(179,182)
Long term payable as of December 31, 2017	$411,683

Schedule of future obligations for payments of lease agreement
Twelve months ended December 31, 2017
2018	$179,182
2019	187,320
2020	165,816
2021	58,547
Total	$590,865